Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 53,759	$ 137,603
Restricted cash and investments	68,363	87,506
Marketable securities	3,479	1,235
Trade accounts receivable, net	11,828	23,702
Related party receivables	9,487	9,055
Other receivables	16,180	14,860
Inventories	44,532	57,505
Voyages in progress	46,112	54,097
Prepaid expenses and accrued income	3,858	4,311
Investment in finance lease	2,555	2,156
Total current assets	260,153	392,030
Long-term assets
Newbuildings	29,668	26,913
Newbuildings	264,804	282,946
Vessels and equipment under capital lease, net	704,808	893,089
Investment in unconsolidated subsidiaries and associated companies	58,658	40,633
Deferred charges	695	1,236
Investment in finance lease	48,819	51,374
Total assets	1,367,605	1,688,221
Current liabilities
Short-term debt and current portion of long-term debt	22,706	20,700
Current portion of obligations under capital leases	46,930	52,070
Related party payables	11,419	53,948
Trade accounts payable	13,302	5,975
Accrued expenses	33,401	43,744
Deferred charter revenue	98	2,840
Other current liabilities	2,916	7,344
Total current liabilities	130,772	186,621
Long-term liabilities
Long-term debt	436,372	463,292
Related party payables	72,598	0
Obligations under capital leases	742,418	898,490
Deferred gains on sales of vessels	1,288	2,575
Other long-term liabilities	2,208	6,094
Total liabilities	1,385,656	1,557,072
Commitments and contingencies
Equity
Share capital (2013: 86,511,713 shares outstanding, par value $1.00. 2012: 77,858,502 shares outstanding, par value $2.50)	86,512	194,646
Additional paid in capital	149,985	821
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(3,303)	(4,155)
Retained deficit	(734,275)	(545,766)
Total (deficit) equity attributable to Frontline Ltd.	(26,952)	119,675
Noncontrolling interest	8,901	11,474
Total (deficit) equity	(18,051)	131,149
Total liabilities and (deficit) equity	$ 1,367,605	$ 1,688,221